Consolidated Statements of Stockholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Non controlling Interests	Total
Balance at Apr. 30, 2021	$ 1,376	$ 224		$ (166,349)	$ (27,269)	$ (192,018)
Balance (in Shares) at Apr. 30, 2021	13,760,000	2,240,000
Net loss (income)				(562,744)	(92,282)	(655,026)
Balance at Apr. 30, 2022	$ 1,376	$ 224		(729,093)	(119,551)	(847,044)
Balance (in Shares) at Apr. 30, 2022	13,760,000	2,240,000
Net loss (income)				(597,040)	26,653	(570,387)
Balance at Jul. 31, 2022	$ 1,376	$ 224		(1,326,133)	(92,898)	(1,417,431)
Balance (in Shares) at Jul. 31, 2022	13,760,000	2,240,000
Balance at Apr. 30, 2022	$ 1,376	$ 224		(729,093)	(119,551)	(847,044)
Balance (in Shares) at Apr. 30, 2022	13,760,000	2,240,000
Net loss (income)				1,251,803	387,498	1,639,301
Balance at Apr. 30, 2023	$ 1,376	$ 224		522,710	267,947	792,257
Balance (in Shares) at Apr. 30, 2023	13,760,000	2,240,000
Net loss (income)				(104,939)	78,215	(26,724)
Balance at Jul. 31, 2023	$ 1,376	$ 224		$ 417,771	$ 346,162	$ 765,533
Balance (in Shares) at Jul. 31, 2023	13,760,000	2,240,000